RELATED PARTY TRANSACTIONS, Administrative Support Agreement, and Related Party Loans (Details) - USD ($)		4 Months Ended	12 Months Ended
	Nov. 18, 2020	Dec. 31, 2020	Dec. 31, 2021
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Fees incurred		$ 10,000	$ 120,000
Accrued expense		10,000	$ 0
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Share price (in dollars per share)			$ 1.00
Related party outstanding borrowings		$ 0	$ 0
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction			$ 1,500,000